Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-7
CIK # Not Applicable
		CitiMortgage	563	$140,960,046.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$600,787.79	0.88%	0	$0.00	0.00%	0	$0.00	0.00%
Total			563	$140,960,046.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$600,787.79	0.88%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	The Securitizer hereby corrects prior filing and discloses that as of September 30, 2013, three (3) assets were Subject of Demand and were Pending Repurchase or Replacement. As disclosed herein, the three (3) assets are now outside of the cure period and are in Dispute.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-12
CIK # Not Applicable
		Citi	789	$155,194,723.31	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$229,348.86	0.21%	0	$0.00	0.00%	0	$0.00	0.00%
Total			789	$155,194,723.31	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$229,348.86	0.21%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q12014 filing and herein two (2) assets continue to be in Dispute as the seller and purchaser work towards resolution.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance[2]	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-13
CIK # Not Applicable
		Suntrust	1,670	$669,460,645.44	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$266,742.82	0.10%	0	$0.00	0.00%	0	$0.00	0.00%
Total			1,670	$669,460,645.44	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$266,742.82	0.10%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q12014 one (1) asset was Subject of Demand and was Pending Repurchase or Replacement. The asset is now in Dispute.